Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management
Schedule of interest rate sensitivities of our financial assets and liabilities

	Effect on net (loss) income		Effect on equity
	2023	2022	2023	2022
0.5% increase	$4.6	$4.6	$4.6	$4.6
0.5% decrease	(4.3)	(0.8)	(4.3)	(0.8)